UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

YieldMax Innovation Option Income Strategy ETF
Ticker: OARK

YieldMax TSLA Option Income Strategy ETF
Ticker: TSLY

YieldMax AAPL Option Income Strategy ETF
Ticker: APLY

Semi-Annual Report

April 30, 2023

YieldMax ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

YieldMax Innovation Option Income Strategy ETF

PORTFOLIO ALLOCATION at April 30, 2023 (Unaudited)

Security Type	% of Portfolio
United States Treasury Obligations	122.3%
Options Purchased	2.5
Cash & Cash Equivalents(1)	(8.2)
Options Written	(16.6)
100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

2

YieldMax TSLA Option Income Strategy ETF

PORTFOLIO ALLOCATION at April 30, 2023 (Unaudited)

Security Type	% of Portfolio
United States Treasury Obligations	143.0%
Options Purchased	4.0
Cash & Cash Equivalents(1)	(22.9)
Options Written	(24.1)
100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

3

YieldMax AAPL Option Income Strategy ETF

PORTFOLIO ALLOCATION at April 30, 2023 (Unaudited)

Security Type	% of Portfolio
United States Treasury Obligations	96.9%
Options Purchased	12.6
Cash & Cash Equivalents(1)	(1.6)
Options Written	(7.9)
100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

YieldMax Innovation Option Income Strategy ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

		Principal Amount	Value
United States Treasury Obligations - 99.6%
United States Treasury Inflation Indexed Notes - 99.6%
0.750%, 12/31/2023		$6,960,000	$6,769,907
0.750%, 11/15/2024		7,156,000	6,773,042
			13,542,949
Total United States Treasury Obligations
(Cost $13,541,011)			13,542,949

	Contracts(1)	Notional Amount
Options Purchased - 2.0%
Call Options - 2.0%
ARK Innovation ETF
Expiration: 06/16/2023, Strike Price: $40(2)(3)	3,760	$13,146,720	270,755
Total Options Purchased
(Cost $1,161,631)			270,755

		Shares
Short-Term Investments - 6.1%
Money Market Funds - 6.1%
First American Government Obligations Fund, Class X, 4.725%(4)		829,132	829,132
Total Short-Term Investments
(Cost $829,132)			829,132

Total Investments in Securities - 107.7%
(Cost $15,531,774)			14,642,836
Liabilities in Excess of Other Assets - (7.7)%			(1,044,376)
Total Net Assets - 100.0%			$13,598,460

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

(3)Held in connection with a written option contract. See the Schedule of Options Written for further information.

(4)The rate shown is the annualized seven-day effective yield as of April 30, 2023.

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF OPTIONS WRITTEN at April 30, 2023 (Unaudited)

	Contracts(1)	Notional Amount	Value
Options Written - 13.5%
Call Options Written - 0.6%
ARK Innovation ETF
Expiration: 05/05/2023, Strike Price: $37.50	3,760	$13,146,720	$82,720

Put Options Written - 12.9%
ARK Innovation ETF
Expiration: 06/16/2023, Strike Price: $40(2)	3,760	13,146,720	1,754,330
Total Options Written
(Premiums Received $1,494,982)			$1,837,050

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax TSLA Option Income Strategy ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

		Principal Amount	Value
United States Treasury Obligations - 115.3%
United States Treasury Inflation Indexed Notes - 115.3%
0.750%, 12/31/2023		$30,484,000	$29,651,416
0.750%, 11/15/2024		34,721,000	32,862,885
			62,514,301
Total United States Treasury Obligations
(Cost $62,541,345)			62,514,301

	Contracts(1)	Notional Amount
Options Purchased- 3.2%
Call Options - 3.2%
Tesla, Inc.
Expiration: 06/16/2023, Strike Price: $165(2)(3)	1,300	$52,907,820	1,476,600
Expiration: 06/16/2023, Strike Price: $205(2)(3)	2,020	52,907,820	281,869
			1,758,469
Total Options Purchased
(Cost $2,886,395)			1,758,469

		Shares
Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.725%(4)		100,000	100,000
Total Short-Term Investments
(Cost $100,000)			100,000

Total Investments in Securities - 118.7%
(Cost $65,527,740)			64,372,770
Liabilities in Excess of Other Assets - (18.7)%			(10,131,847)
Total Net Assets - 100.0%			$54,240,923

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

(3)Held in connection with a written option contract. See the Schedule of Options Written for further information.

(4)The rate shown is the annualized seven-day effective yield as of April 30, 2023.

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF OPTIONS WRITTEN at April 30, 2023 (Unaudited)

	Contracts(1)	Notional Amount	Value
Options Written - 19.4%
Call Options Written - 1.6%
Tesla, Inc.
Expiration: 5/5/2023, Strike Price: $168	3,320	$52,907,820	$843,280

Put Options Written - 17.8%
Tesla, Inc.
Expiration: 06/16/2023, Strike Price: $165(2)	1,300	52,907,820	1,460,700
Expiration: 06/16/2023, Strike Price: $205(2)	2,020	52,907,820	8,212,614
			9,673,314
Total Options Written
(Premiums Received $8,959,696)			$10,516,594

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax AAPL Option Income Strategy ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

		Principal Amount	Value
United States Treasury Obligations - 89.8%
United States Treasury Inflation Indexed Notes - 89.8%
0.750%, 12/31/2023		$1,182,000	$1,149,717
0.750%, 11/15/2024		1,216,000	1,150,926
			2,300,643
Total United States Treasury Obligations
(Cost $2,301,676)			2,300,643

	Contracts(1)	Notional Amount
Options Purchased - 11.7%
Call Options - 11.7%
Apple, Inc.
Expiration: 12/15/2023, Strike Price: $165(2)(3)	150	$2,545,200	299,164
Total Options Purchased
(Cost $252,669)			299,164

		Shares
Short-Term Investments - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund, Class X, 4.725%(4)		100,000	100,000
Total Short-Term Investments
(Cost $100,000)			100,000

Total Investments in Securities - 105.4%
(Cost $2,654,345)			2,699,807
Liabilities in Excess of Other Assets - (5.4)%			(137,187)
Total Net Assets - 100.0%			$2,562,620

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

(3)Held in connection with a written option contract. See the Schedule of Options Written for further information.

(4)The rate shown is the annualized seven-day effective yield as of April 30, 2023.

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF OPTIONS WRITTEN at April 30, 2023 (Unaudited)

	Contracts(1)	Notional Amount	Value
Options Written - 7.4%
Call Options Written - 1.2%
Apple, Inc.
Expiration: 05/05/2023, Strike Price: $172.50	150	$2,545,200	$30,600

Put Options Written - 6.2%
Apple, Inc.
Expiration: 12/15/2023, Strike Price: $165(2)	150	2,545,200	158,030
Total Options Written
(Premiums Received $200,333)			$188,630

Percentages are stated as a percent of net assets.

(1)100 shares per contract.

(2)FLexible EXchange® Options

YieldMax ETFs

10	The accompanying notes are an integral part of these financial statements.

Statements OF ASSETS AND LIABILITIES at April 30, 2023 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF	YieldMax AAPL Option Income Strategy ETF

Assets:
Investments in securities, at value (Note 2)	$14,642,836	$64,372,770	$2,699,807
Collateral at broker for purchased options	346,217	—	40,138
Receivables:
Fund shares sold	367,555	—	—
Investment securities sold	47,590	4,803,976	—
Dividends and interest	43,857	3,482,800	7,469
Prepaid assets	4,834	4,834	4,438
Total assets	15,452,889	72,664,380	2,751,852

Liabilities:
Options written (Premiums received of $1,494,982, $8,959,696, and $200,333, respectively) (Note 2)	1,837,050	10,516,594	188,630
Payables:
Investment securities purchased	7,385	6,419,825	—
Management fees (Note 4)	9,994	28,372	602
Other liabilities	—	1,458,666	—
Total liabilities	1,854,429	18,423,457	189,232
Net Assets	$13,598,460	$54,240,923	$2,562,620

Components of Net Assets:
Paid-in capital	$14,846,295	$61,295,280	$2,504,184
Accumulated net investment income	(540,064)	(2,040,923)	1,271
Undistributed net realized gain on investments:	523,235	(2,301,566)	—
Net unrealized appreciation of investments:	(1,231,006)	(2,711,868)	57,165
Total distributable (accumulated) earnings (losses)	(1,247,835)	(7,054,357)	58,436
Net assets	$13,598,460	$54,240,923	$2,562,620

Net Asset Value (unlimited shares authorized):
Net assets	$13,598,460	$54,240,923	$2,562,620
Shares of beneficial interest issued and outstanding	925,000	4,075,000	125,000
Net asset value	$14.70	$13.31	$20.50

Cost of investments	$15,531,774	$65,527,740	$2,654,345

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	11

Statements OF OPERATIONS For the Period Ended April 30, 2023 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF(1)	YieldMax TSLA Option Income Strategy ETF(1)	YieldMax AAPL Option Income Strategy ETF(2)

Investment Income:
Interest income	76,779	205,612	2,435
Total investment income	76,779	205,612	2,435

Expenses:
Management fees (Note 4)	15,731	39,224	602
Service fees	25,165	25,166	562
Total expenses	40,896	64,390	1,164
Net investment income (loss)	35,883	141,222	1,271

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(74,870)	(2,205,051)	—
Options written	598,105	(96,515)	—
Change in net unrealized appreciation/depreciation on:
Investments	(888,938)	(1,154,970)	45,462
Options written	(342,068)	(1,556,898)	11,703
Net realized and unrealized gain (loss)	(707,771)	(5,013,434)	57,165
Net increase (decrease) in net assets resulting from operations	$(671,888)	$(4,872,212)	$58,436

(1)The Funds commenced operations on November 22, 2022. The information presented is from November 22, 2022 to April 30, 2023.

(2)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to April 30, 2023.

YieldMax Innovation Option Income Strategy ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2023(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$35,883
Net realized gain (loss)	523,235
Change in net unrealized appreciation/depreciation	(1,231,006)
Net increase (decrease) in net assets resulting from operations	(671,888)

Distributions to Shareholders:
Net distributions to shareholders	(575,947)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	14,846,295
Total increase (decrease) in net assets	13,598,460

Net Assets:
Beginning of period	—
End of period	$13,598,460

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to April 30, 2023.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2023(2) (Unaudited)
	Shares	Value
Shares sold	1,075,000	$17,197,040
Shares redeemed	(150,000)	(2,354,655)
Variable fees	—	3,910
Net increase (decrease)	925,000	$14,846,295

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2023(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$141,222
Net realized gain (loss)	(2,301,566)
Change in net unrealized appreciation/depreciation	(2,711,868)
Net increase (decrease) in net assets resulting from operations	(4,872,212)

Distributions to Shareholders:
Net distributions to shareholders	(2,182,145)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	61,295,280
Total increase (decrease) in net assets	54,240,923

Net Assets:
Beginning of period	—
End of period	$54,240,923

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to April 30, 2023.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2023(2) (Unaudited)
	Shares	Value
Shares sold	4,075,000	$61,283,023
Shares redeemed	—	—
Variable fees	—	12,257
Net increase (decrease)	4,075,000	$61,295,280

YieldMax AAPL Option Income Strategy ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2023(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,271
Net realized gain (loss)	—
Change in net unrealized appreciation/depreciation	57,165
Net increase (decrease) in net assets resulting from operations	58,436

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	2,504,184
Total increase (decrease) in net assets	2,562,620

Net Assets:
Beginning of period	—
End of period	$2,562,620

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to April 30, 2023.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2023(2) (Unaudited)
	Shares	Value
Shares sold	125,000	$2,503,683
Shares redeemed	—	—
Variable fees	—	501
Net increase (decrease)	125,000	$2,504,184

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2023(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.16
Net realized and unrealized gain (loss)	(2.35)
Total from investment operations	(2.19)

Less Distributions:
From net investment income	(3.11)
Total distributions	(3.11)

Net asset value, end of period	$14.70
Total return(3)(4)	(12.18)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$13.6
Portfolio turnover rate(3)(5)	23%
Ratio of expenses to average net assets(6)	2.58	%(7)
Ratio of net investment income (loss) to average net assets(6)	2.26%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to April 30, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Does not include in-kind transactions, when applicable.

(6)Annualized.

(7)The ratio of expense to average net assets includes services fees. The expense ratio excluding services fees is 0.99% for the period ended April 30, 2023.

YieldMax TSLA Option Income Strategy ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2023(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.23
Net realized and unrealized gain (loss)	(2.35)
Total from investment operations	(2.12)

Less Distributions:
From net investment income	(3.63)
Total distributions	(3.63)

Net asset value, end of period	$14.25
Total return(3)(4)	(15.54)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$56.6
Portfolio turnover rate(3)(5)	0	%(7)
Ratio of expenses to average net assets(6)	1.63	%(8)
Ratio of net investment income (loss) to average net assets(6)	3.57%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to April 30, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Does not include in-kind transactions, when applicable.

(6)Annualized.

(7)Does not round to 1%.

(8)The ratio of expense to average net assets includes services fees. The expense ratio excluding services fees is 0.99% for the period ended April 30, 2023.

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2023(1) (Unaudited)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.02
Net realized and unrealized gain (loss)	(2.35)
Total from investment operations	(2.33)

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$17.67
Total return(3)(4)	2.51%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$2.6
Portfolio turnover rate(3)(5)	0%
Ratio of expenses to average net assets(6)	1.91	%(7)
Ratio of net investment income (loss) to average net assets(6)	2.09%

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to April 30, 2023.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Does not include in-kind transactions, when applicable.

(6)Annualized.

(7)The ratio of expense to average net assets includes services fees. The expense ratio excluding services fees is 0.99% for the period ended April 30, 2023.

18

YieldMax ETFs

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The YieldMax Innovation Option Income Strategy ETF, (the “OARK ETF”), the YieldMax TSLA Option Income Strategy ETF (the”TSLY ETF”), and the YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and ZEGA Financial, LLC (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Funds are considered non-diversified under the 1940 Act. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The OARK ETF and TSLY ETF commenced operations on November 22, 2022, and the APLY ETF commenced operations on April 17, 2023.

The investment objective of each Fund is to seek current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the New York Stock Exchange (“NYSE”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NYSE, the NYSE Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Valuation Procedures (as defined below).In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

19

YieldMax ETFs

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities (listed above).

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

OARK ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$13,542,949	$—	$13,542,949
Call Options Purchased	270,755	—	—	270,755
Short-Term Investments	829,132	—	—	829,132
Total Investments in Securities	$1,099,887	$13,542,949	$—	$14,642,836

Options Written	Level 1	Level 2	Level 3	Total
Call Options	$1,837,050	$—	$—	$1,837,050
Total Investments in Securities	$1,837,050	$—	$—	$1,837,050

TSLY ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$62,514,301	$—	$62,514,301
Call Options Purchased	1,758,469	—	—	1,758,469
Short-Term Investments	100,000	—	—	100,00
Total Investments in Securities	$1,858,469	$62,514,301	$—	$64,372,770

Options Written	Level 1	Level 2	Level 3	Total
Call Options	$10,516,594	$—	$—	$10,516,594
Total Investments in Securities	$10,516,594	$—	$—	$10,516,594

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

20

YieldMax ETFs

APLY ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$—	$2,300,643	$—	$2,300,643
Options Purchased	299,164	—	—	299,164
Short-Term Investments	100,000	—	—	100,000
Total Investments in Securities	$399,164	$2,300,643	$—	$2,699,807

Options Written	Level 1	Level 2	Level 3	Total
Call Options	$188,630	$—	$—	$188,630
Total Investments in Securities	$188,630	$—	$—	$188,630

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2023, the Funds’ monthly average quantity and notional value are described below:

OARK ETF

	Average Contracts	Average Notional Amount
Options Purchased	$1,178	$4,450,693
Options Written	(2,356)	(8,737,696)

Statement of Assets & Liabilities

Fair value of derivative instruments as of April 30, 2023.

	Asset Derivatives as of April 30, 2023		Liability Derivatives as of April 30, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$270,755	None	$—
Options Written	None	—	Options written	1,837,050

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(69,052)	$(890,876)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	598,105	(342,068)

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

21

YieldMax ETFs

TSLY ETF

	Average Contracts	Average Notional Amount
Options Purchased	$759	$13,221,981
Options Written	(1,485)	(26,356,347)

Statement of Assets & Liabilities

Fair value of derivative instruments as of April 30, 2023.

	Asset Derivatives as of April 30, 2023		Liability Derivatives as of April 30, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$1,758,469	None	$—
Options Written	None	—	Options written	10,516,594

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(2,189,947)	$(1,127,925)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	(96,515)	(1,556,898)

APLY ETF

	Average Contracts	Average Notional Amount
Options Purchased	$150	$2,545,200
Options Written	(300)	(5,090,400)

Statement of Assets & Liabilities

Fair value of derivative instruments as of April 30, 2023.

	Asset Derivatives as of April 30, 2023		Liability Derivatives as of April 30, 2023
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$299,164	None	$—
Options Written	None	—	Options written	188,630

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

22

YieldMax ETFs

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2023:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$—	$46,495
Options Written	Realized and Unrealized Gain (Loss) on Options Written	—	11,703

B.Federal Income Taxes. Funds have elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of April 30, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

23

YieldMax ETFs

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

I.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds, and has overall responsibility for the general management and administration of the Funds pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. For the services it provides to the Funds, each Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of:

9bps on AUM up to $250M
8bps on AUM between $250M and $500M
7bps on AUM between $500M and $1B; and
6bps on AUM > $1B

The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses by the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal.

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

24

YieldMax ETFs

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of each Fund’s related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows.

Fund	Purchases	Sales
OARK ETF	$—	$—
TSLY ETF	—	—
APLY ETF	—	—

For the period ended April 30, 2023, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales

OARK ETF	$7,459,753	$540,343
TSLY ETF	33,004,937	37,943
APLY ETF	1,150,225	—

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
OARK ETF	$—	$—
TSLY ETF	—	—
APLY ETF	—	—

NOTE 5 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended April 30, 2023. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended April 30, 2023, the distributions paid from ordinary income were as follows:

Distributions paid from:	OARK ETF	TSLY ETF	APLY ETF
Ordinary income	$575,947	$2,182,145	$—

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

25

YieldMax ETFs

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS April 30, 2023 (Unaudited) (Continued)

26

YieldMax ETFs

EXPENSE EXAMPLES For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 22, 2022 (commencement of operations) to April 30, 2023 for the OARK ETF and TSLY ETF, and April 17, 2023 (commencement of operations) to April 30, 2023 for the APLY ETF. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2022 to April 30, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

OARK ETF

	Beginning Account Value November 22, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period November 22, 2022 – April 30, 2023(1)
Actual(1)	$1,000.00	$878.20	$10.55

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period November 1, 2022 – April 30, 2023(1)
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,012.00	$12.87

(1)Expenses are equal to the Fund’s annualized net expense ratio of 2.58%, multiplied by the average account value over the period, multiplied by 159/365 (to reflect the period from November 22, 2022 to April 30, 2023, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 2.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

27

YieldMax ETFs

TSLY ETF

	Beginning Account Value November 22, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period November 22, 2022 – April 30, 2023(1)
Actual(3)	$1,000.00	$ 844.60	$6.55

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period November 1, 2022 – April 30, 2023(1)
Hypothetical (5% annual return before expenses)(4)	$1,000.00	$1,012.00	$8.15

(3)Expenses are equal to the Fund’s annualized net expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 159/365 (to reflect the period from November 22, 2022 to April 30, 2023, the commencement of operations date to the end of the period).

(4)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

APLY ETF

	Beginning Account Value April 17, 2023	Ending Account Value April 30, 2023	Expenses Paid During the Period April 17, 2023 – April 30, 2023(1)
Actual(5)	$1,000.00	$1025.10	$0.69

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period November 1, 2022 – April 30, 2023(1)
Hypothetical (5% annual return before expenses)(6)	$1,000.00	$1,015.32	$9.54

(5)Expenses are equal to the Fund’s annualized net expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the period from April 17, 2023 to April 30, 2023, the commencement of operations date to the end of the period).

(6)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2023 (Unaudited) (Continued)

28

YieldMax ETFs

APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 19, 2022, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Toroso Investments, LLC (the “Adviser”) and the Trust, on behalf of each YieldMax Inovation Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, YieldMax TLT Option Income Strategy ETF, YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF (each a “Fund” and together, the “Funds”); and

•an Investment Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (the “Sub-Adviser”) with respect to each Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 19, 2022. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

29

YieldMax ETFs

APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited) (Continued)

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

30

YieldMax ETFs

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Funds’ website at www.yieldmaxetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.yieldmaxetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.yieldmaxetfs.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.yieldmaxetfs.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
ZEGA Financial, LLC
777 South Flagler Drive, Suite 800, West Tower
West Palm Beach, Florida 33401

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
YieldMax Innovation Option Income Strategy ETF	OARK	88634T600
YieldMax TSLA Option Income Strategy ETF	TSLY	88634T709
YieldMax AAPL Option Income Strategy ETF	APLY	88634T857

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 6, 2023

By (Signature and Title)*	/s/ Ally L. Mueller
Ally L. Mueller, Treasurer/Principal Financial Officer

Date	July 6, 2023

* Print the name and title of each signing officer under his or her signature.